Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

14.Property, plant and equipment

	Computer	Furniture	Office	Leasehold
	equipment	and fixture	equipment	improvement	Total
Cost:
Balance at January 1, 2024	117	20	3	85	225
Written-off	—	—	—	(85)	(85)
Balance at December 31, 2024	117	20	3	—	140
Business combination – merger transaction	22	—	—	—	22
Additions	87	—	5	—	92
Written-off	(117)	(20)	(3)	—	(140)
Balance at December 31, 2025	109	—	5	—	114

Accumulated amortization and impairment
Balance at January 1, 2024	117	20	3	84	224
Written-off	—	—	—	(84)	(84)
Balance at December 31, 2024	117	20	3	—	140
Business combination – merger transaction	5	—	—	—	5
Depreciation	12	—	—	—	12
Written-off	(117)	(20)	(3)	—	(140)
Balance at December 31, 2025	17	—	—	—	17

Carrying amount
As of January 1, 2024	—	—	—	1	1
As of December 31, 2024	—	—	—	—	—
As of December 31, 2025	92	—	5	—	97

Depreciation charges were expensed off in general and administrative expenses.